Cover	Mar. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2022
Entity File Number	333-192874
Entity Registrant Name	ZHRH CORPORATION
Entity Central Index Key	0001594114
Entity Tax Identification Number	99-0369270
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	50 West Liberty St. Suite 880
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	775
Local Phone Number	322-0626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	zhec
Entity Emerging Growth Company	false